CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Income Statement [Abstract]
Sales, net	$ 6,106,269	$ 4,237,358
Cost of sales	1,458,703	954,704
Gross profit	4,647,566	3,282,654
OPERATING EXPENSES:
Marketing and selling expenses	3,206,841	1,977,976
Compensation and related taxes	279,989	280,688
Professional and consulting expenses	426,775	466,450
General and administrative	560,204	358,139
Total Operating Expenses	4,473,809	3,083,253
INCOME FROM OPERATIONS	173,757	199,401
OTHER INCOME (EXPENSE):
Gain on debt settlement		50,500
Other income	9,835
Interest income	38,493	1,837
Interest expense and other finance charges	(1,644)	(1,458)
Other Income (Expense), Net	46,684	50,879
INCOME BEFORE PROVISION FOR INCOME TAXES	220,441	250,280
Provision for income taxes	65,989	74,753
NET INCOME	$ 154,452	$ 175,527
NET INCOME PER COMMON SHARE:
Basic	$ 0.00	$ 0.00
Diluted	$ 0.00	$ 0.00
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	117,076,949	102,402,140
Diluted	372,451,949	314,223,880